UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22431

RiverPark Funds Trust
 (Exact name of registrant as specified in charter)

156 West 56th Street, 17th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
 (Name and address of agent for service)

With copies to:
Thomas R. Westle
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

Registrant’s telephone number, including area code: 212-484-2100

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

RIVERPARK
FUNDS

Semi-Annual Report
March 31, 2017 (Unaudited)

RiverPark Large Growth Fund
Retail Class and Institutional Class Shares

RiverPark/Wedgewood Fund
Retail Class and Institutional Class Shares

RiverPark Long/Short Opportunity Fund
Retail Class and Institutional Class Shares

RiverPark Structural Alpha Fund
Retail Class and Institutional Class Shares

RiverPark Strategic Income Fund
Retail Class and Institutional Class Shares

RiverPark Focused Value Fund
Retail Class and Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

Table of Contents

Schedules of Investments
RiverPark Large Growth Fund	1
RiverPark/Wedgewood Fund	2
RiverPark Short Term High Yield Fund	3
RiverPark Long/Short Opportunity Fund	6
RiverPark Structural Alpha Fund	9
RiverPark Strategic Income Fund	11
RiverPark Focused Value Fund	15
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	24
Notes to Financial Statements	32
Disclosure of Fund Expenses	51

The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission’s website at http://www.sec.gov.

RiverPark Large Growth Fund March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.7%**
Consumer Discretionary – 27.8%
Amazon.com*	1,763	$1,563
CarMax*	20,489	1,213
Chipotle Mexican Grill, Cl A*	1,128	502
Dollar Tree*	23,397	1,836
Dollarama^	12,726	1,055
Las Vegas Sands	26,508	1,513
NIKE, Cl B	17,189	958
Priceline Group*	1,084	1,930
Starbucks	12,841	750
Walt Disney	16,980	1,925
		13,245
Energy – 6.1%
EOG Resources	11,236	1,096
Schlumberger	15,183	1,186
Southwestern Energy*	77,230	631
		2,913
Financials – 17.9%
Affiliated Managers Group	3,918	643
BlackRock, Cl A	1,534	588
Charles Schwab	42,427	1,732
CME Group, Cl A	11,608	1,379
Intercontinental Exchange	16,689	999
TD Ameritrade Holding	25,920	1,007
The Blackstone Group LP (a)	73,982	2,197
		8,545
Health Care – 5.6%
Align Technology*	10,158	1,165
Illumina*	3,793	647
Intuitive Surgical*	1,113	853
		2,665
Information Technology – 30.5%
Adobe Systems*	12,435	1,618
Alliance Data Systems	5,971	1,487
Alphabet, Cl A*	1,352	1,146
Alphabet, Cl C*	1,383	1,147
Apple	12,719	1,827
eBay*	39,508	1,327
Facebook, Cl A*	17,042	2,421
Mastercard, Cl A	13,124	1,476
Trimble*	19,605	627
Visa, Cl A	16,371	1,455
		14,531
Real Estate – 11.8%
American Tower REIT, Cl A	14,123	1,716
CBRE Group, Cl A*	34,098	1,186
Equinix REIT	4,336	1,736
Realogy Holdings	34,284	1,022
		5,660
Total Common Stock
(Cost $32,967) (000)		47,559

Total Investments — 99.7%
(Cost $32,967) (000)		$47,559

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $47,681 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Security considered Master Limited Partnership. At March 31, 2017, these securities amounted to $2,197 (000) or 4.6% of Net Assets.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
1

RiverPark/Wedgewood Fund March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 94.6%**
Consumer Discretionary – 15.2%
Priceline Group*	39,000	$69,419
Ross Stores	600,000	39,522
TJX	628,000	49,662
Tractor Supply	817,817	56,405
		215,008
Consumer Staples – 10.6%
Kraft Heinz	1,054,000	95,714
TreeHouse Foods*	641,000	54,267
		149,981
Energy – 10.3%
Core Laboratories	592,500	68,446
Schlumberger	999,000	78,022
		146,468
Financials – 11.8%
Berkshire Hathaway, Cl B*	736,000	122,677
Charles Schwab	1,094,200	44,654
		167,331
Health Care – 4.3%
Celgene*	192,000	23,891
Edwards Lifesciences*	392,000	36,875
		60,766
Industrials – 7.2%
Fastenal	824,000	42,436
Verisk Analytics, Cl A*	737,000	59,800
		102,236
Information Technology – 35.2%
Alphabet, Cl A*	116,000	98,345
Apple	730,000	104,872
Cognizant Technology Solutions, Cl A*	865,000	51,485
PayPal Holdings*	1,737,000	74,725
QUALCOMM	1,454,000	83,372
Visa, Cl A	955,000	84,871
		497,670
Total Common Stock
(Cost $999,044) (000)		1,339,460

Total Investments — 94.6%
(Cost $999,044) (000)		$1,339,460

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $1,416,035 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

The accompanying notes are an integral part of the financial statements.
2

RiverPark Short Term High Yield Fund March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 80.2%
Consumer Discretionary – 22.4%
Beazer Homes USA
7.500%, 09/15/21	$20,000	$21,175
Cablevision Systems
8.625%, 09/15/17	5,544	5,703
Caesars Entertainment Resort Properties
8.000%, 10/01/20	10,000	10,463
DISH DBS
4.625%, 07/15/17	7,265	7,329
Goodyear Tire & Rubber
7.000%, 05/15/22	34,496	35,908
International Automotive Components Group
9.125%, 06/01/18 (a)	23,642	23,583
Isle of Capri Casinos
5.875%, 03/15/21	2,650	2,735
Jo-Ann Stores
8.125%, 03/15/19 (a)	9,652	9,652
MGM Resorts International
11.375%, 03/01/18	15,649	16,940
MHGE Parent
8.500%, 08/01/19 (a)	9,094	9,139
NAI Entertainment Holdings
5.000%, 08/01/18 (a)	12,980	13,142
Nathan's Famous
10.000%, 03/15/20 (a)	19,500	21,060
NPC International
10.500%, 01/15/20	23,045	23,788
Radio Systems
8.375%, 11/01/19 (a)	1,220	1,270
TEGNA
5.125%, 10/15/19	6,890	7,062
		208,949
Consumer Staples – 8.7%
Cott Beverages
6.750%, 01/01/20	42,352	43,781
Dole Food
7.250%, 05/01/19 (a)	8,005	8,175
DS Services of America
10.000%, 09/01/21 (a)	17,517	18,875
HRG Group
7.875%, 07/15/19	9,538	9,874
		80,705
Energy – 3.9%
Contura Energy
10.000%, 08/01/21 (a)	2,450	2,642
Globe Luxembourg SCA
9.625%, 05/01/18 (a)	29,779	31,394
SemGroup
7.500%, 06/15/21	2,545	2,663
		36,699
Financials – 0.7%
Ladder Capital Finance Holding
7.375%, 10/01/17	6,210	6,210

Health Care – 9.1%
CHS
5.125%, 08/15/18	35,769	36,175
Wellcare Health Plans
5.750%, 11/15/20	46,942	48,308
		84,483
Industrials – 11.2%
Albea Beauty Holdings
8.375%, 11/01/19 (a)	24,316	25,441
Cleaver-Brooks
8.750%, 12/15/19 (a)	4,593	4,736
Covanta Holdings
7.250%, 12/01/20	41,467	42,469
Icahn Enterprises
4.875%, 03/15/19	14,395	14,611
New Enterprise Stone & Lime
11.000%, 09/01/18	250	251
Terex
6.500%, 04/01/20	16,166	16,429
TRAC Intermodal
11.000%, 08/15/19	896	946
		104,883
Information Technology – 1.8%
Brocade Communications Systems
1.375%, 01/01/20	12,000	12,165
CDW LLC (CDW Finance)
6.000%, 08/15/22	1,458	1,548
j2 Cloud Services
8.000%, 08/01/20	2,767	2,862
		16,575

The accompanying notes are an integral part of the financial statements.
3

RiverPark Short Term High Yield Fund March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Materials – 6.2%
Ardagh Packaging Finance PLC (Ardagh Holding USA)
6.750%, 01/31/21 (a)	$33,990	$35,329
Chemtura
5.750%, 07/15/21	2,349	2,430
First Quantum Minerals
7.250%, 10/15/19 (a)	250	259
6.750%, 02/15/20 (a)	14,513	15,017
IAMGOLD
6.750%, 10/01/20 (a)	3,365	3,478
Sappi Papier Holding GmbH
7.750%, 07/15/17 (a)	1,730	1,734
		58,247
Real Estate – 3.1%
Homefed
6.500%, 06/30/18 (a)	28,799	28,943
iStar ‡
9.000%, 06/01/17	327	331
		29,274
Telecommunication Services – 12.9%
Altice Finco
9.875%, 12/15/20 (a)	6,252	6,599
CenturyLink
6.000%, 04/01/17	10,175	10,175
Clearwire Communications
8.250%, 12/01/40 (a)	6,969	7,239
Level 3 Financing
4.762%, 01/15/18 (b)	8,956	9,006
Sprint Communications
8.375%, 08/15/17	23,420	23,965
T-Mobile USA
6.542%, 04/28/20	5,976	6,103
6.250%, 04/01/21	55,960	57,709
		120,796
Utilities – 0.2%
AmeriGas Finance
7.000%, 05/20/22	1,750	1,822

Total Corporate Obligations
(Cost $748,955) (000)		748,643

Convertible Bond — 0.9%
Alaska Communications Systems Group
6.250%, 05/01/18	8,000	8,340

Total Convertible Bond
(Cost $8,032) (000)		8,340

Description	Face Amount (000)/ Shares	Value (000)
Preferred Stock — 0.1%
Digital Realty Trust ‡
6.625%	$29,849	$753

Total Preferred Stock
(Cost $758) (000)		753

Bank Loan Obligations — 14.2%
Dell International
2.790%, 12/31/18	29,000	29,009
Eastman Kodak
7.250%, 09/03/19	14,947	14,960
Energy Future Intermediate Holding Company
4.304%, 06/30/17	16,100	16,073
Fairpoint Communications
7.500%, 02/14/19	12,578	12,629
Internap Network Services
7.000%, 11/26/19	11,122	11,122
Lee Enterprises
7.250%, 03/31/19	5,367	5,360
MPG Holdco I
3.750%, 10/20/21	9,138	9,133
Peabody Energy
4.250%, 09/24/20	27,247	27,703
Reddy Ice
8.250%, 05/01/19	18	17
6.750%, 03/28/19	1	1
6.750%, 03/28/19	6,770	6,617

Total Bank Loan Obligations
(Cost $132,153) (000)		132,624

Total Investments — 95.4%
(Cost $889,898) (000)		$890,360

The following is a list of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$748,643	$—	$748,643
Convertible Bond	—	8,340	—	8,340
Preferred Stock	753	—	—	753
Bank Loan Obligations	—	132,624	—	132,624
Total Investments in Securities	$753	$889,607	$—	$890,360

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.
4

RiverPark Short Term High Yield Fund March 31, 2017 (Unaudited)

Percentages are based on Net Assets of $932,997 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Variable rate security - Rate disclosed is the rate in effect on March 31, 2017.
‡	Real Estate Investment Trust

LLC — Limited Liability Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.
5

RiverPark Long/Short Opportunity Fund March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.8%**
Consumer Discretionary – 24.1%
Amazon.com*	4,989	$4,423
CarMax*	47,040	2,786
Chipotle Mexican Grill, Cl A*	2,719	1,211
Dollar Tree* (a)	2,794	219
Dollarama ‡	33,167	2,749
Imax*	46,547	1,582
Las Vegas Sands (a)	14,504	828
NIKE, Cl B	45,686	2,546
Priceline Group* (a) (b)	2,164	3,852
Starbucks (b)	32,832	1,917
Walt Disney (a) (b)	11,827	1,341
		23,454
Energy – 5.0%
EOG Resources	30,215	2,948
Schlumberger (a)	17,870	1,396
Southwestern Energy* (a) (b)	68,956	563
		4,907
Financials – 20.7%
Affiliated Managers Group	9,396	1,540
BlackRock, Cl A	3,932	1,508
Charles Schwab	96,041	3,919
CME Group, Cl A (a)	17,202	2,044
Intercontinental Exchange	39,243	2,350
TD Ameritrade Holding	60,916	2,367
The Blackstone Group LP (b) (c)	215,772	6,408
		20,136
Health Care – 8.8%
Align Technology*	27,004	3,098
Illumina*	8,656	1,477
Intuitive Surgical* (b)	3,235	2,479
Pacira Pharmaceuticals*	32,624	1,488
		8,542
Information Technology – 28.4%
Adobe Systems*	28,604	3,722
Alliance Data Systems (a)	6,396	1,593
Alphabet, Cl A* (a) (b)	3,435	2,912
Alphabet, Cl C* (a) (b)	3,092	2,565
Apple (a) (b)	19,640	2,821
eBay*(a)	57,952	1,946
Facebook, Cl A*	49,021	6,963
Mastercard, Cl A (a) (b)	7,407	833
Trimble* (b)	53,282	1,706
Visa, Cl A (a) (b)	29,672	2,637
		27,698
Materials – 1.3%
Monsanto (b)	11,155	1,263

Real Estate – 10.5%
American Tower REIT, Cl A (a) (b)	26,866	3,265
CBRE Group, Cl A*	72,622	2,527
Equinix REIT (b)	11,080	4,436
		10,228
Total Common Stock
(Cost $66,263) (000)		96,228

Total Investments — 98.8%
(Cost $66,263) (000)		$96,228

Schedule of Securities Sold Short, Not Yet Purchased
Common Stock — (58.3)%
Consumer Discretionary – (25.1)%
Best Buy	(23,471)	$(1,154)
BJ's Restaurants*	(15,311)	(619)
Coach	(27,523)	(1,138)
Columbia Sportswear	(9,075)	(533)
Dick's Sporting Goods	(8,949)	(435)
Discovery Communications, Cl A*	(35,572)	(1,035)
Gap	(51,882)	(1,260)
Garmin	(38,094)	(1,947)
Harley-Davidson	(13,575)	(821)
Hibbett Sports*	(17,883)	(528)
Kohl's	(24,066)	(958)
Live Nation Entertainment*	(34,561)	(1,050)
Lululemon Athletica*	(9,317)	(483)
Macy's	(20,690)	(613)
Nordstrom	(19,529)	(910)
Omnicom Group	(17,154)	(1,479)
Publicis Groupe	(18,249)	(1,275)
Red Robin Gourmet Burgers*	(16,794)	(982)
Scripps Networks Interactive, Cl A	(13,803)	(1,082)
Sonic	(28,055)	(711)
Sony ADR	(52,671)	(1,776)
Target	(11,466)	(633)
TEGNA	(39,631)	(1,015)
VF	(15,321)	(842)
WPP	(52,733)	(1,157)
		(24,436)
Consumer Staples – (7.2)%
Coca-Cola	(40,567)	(1,722)
Kroger	(30,348)	(895)

The accompanying notes are an integral part of the financial statements.
6

RiverPark Long/Short Opportunity Fund March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Spectrum Brands Holdings	(7,616)	$(1,059)
Wal-Mart Stores	(17,635)	(1,271)
Whole Foods Market	(68,148)	(2,025)
		(6,972)
Financials – (2.1)%
Green Dot, Cl A*	(61,397)	(2,048)

Health Care – (1.7)%
Cerner*	(27,618)	(1,625)

Industrials – (1.3)%
Nielsen Holdings	(30,976)	(1,280)

Information Technology – (11.2)%
Cimpress*	(14,761)	(1,272)
CommScope Holding*	(23,345)	(974)
Corning	(61,933)	(1,672)
Flex*	(107,224)	(1,802)
International Business Machines	(10,144)	(1,766)
j2 Global	(14,665)	(1,230)
Western Union	(80,593)	(1,640)
Zillow Group, Cl A*	(14,926)	(505)
		(10,861)
Real Estate – (5.4)%
GGP REIT	(42,861)	(994)
Iron Mountain REIT	(64,301)	(2,294)
Macerich REIT	(15,504)	(998)
Simon Property Group REIT	(5,890)	(1,013)
		(5,299)
Telecommunication Services – (4.3)%
AT&T	(41,261)	(1,714)
Cogent Communications Holdings	(18,976)	(817)
Verizon Communications	(34,806)	(1,697)
		(4,228)
Total Common Stock
(Proceeds $51,390) (000)		(56,749)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $51,390) (000)		$(56,749)

The following is a list of the inputs used as of March 31, 2017 in valuing the Fund’s investments, securities sold short, not yet purchased and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$96,228	$—	$—	$96,228
Total Investments in Securities	$96,228	$—	$—	$96,228

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Common Stock	$(56,749)	$—	$—	$(56,749)
Total Securities Sold Short, Not Yet Purchased	$(56,749)	$—	$—	$(56,749)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps^	$—	$—	$—	$—
Total Other Financial Instruments	$—	$—	$—	$—

^	As of March 31, 2017, the swaps are considered Level 2. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

The accompanying notes are an integral part of the financial statements.
7

RiverPark Long/Short Opportunity Fund March 31, 2017 (Unaudited)

A list of open swap agreements held by the Fund at March 31, 2017 was as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Contracts	Notional Amount (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	Alliance Data Systems	Fed Funds 1-Day - 0.45%	Total Return	09/13/17	2,156	$537	$—
Goldman Sachs International	Alliance Data Systems	LIBOR 1-Month - 0.50%	Total Return	02/06/18	5,112	1,273	—
Goldman Sachs International	Alphabet, Cl A	Fed Funds 1-Day - 0.45%	Total Return	09/11/17	379	321	—
Goldman Sachs International	Alphabet, Cl C	Fed Funds 1-Day - 0.45%	Total Return	09/11/17	808	670	—
Goldman Sachs International	American Tower	Fed Funds 1-Day - 0.45%	Total Return	10/13/17	9,923	1,206	—
Goldman Sachs International	Apple	Fed Funds 1-Day - 0.45%	Total Return	08/22/17	4,501	647	—
Goldman Sachs International	Apple	LIBOR 1-Month - 0.50%	Total Return	02/06/18	3,735	537	—
Goldman Sachs International	CME Group	Fed Funds 1-Day - 0.45%	Total Return	10/13/17	14,172	1,684	—
Goldman Sachs International	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	08/30/17	4,890	383	—
Goldman Sachs International	Dollar Tree	Fed Funds 1-Day - 0.45%	Total Return	10/12/17	28,550	2,240	—
Goldman Sachs International	Dollar Tree	LIBOR 1-Month - 0.50%	Total Return	02/22/18	18,422	1,445	—
Goldman Sachs International	eBay	Fed Funds 1-Day - 0.45%	Total Return	06/14/17	31,411	1,054	—
Goldman Sachs International	Las Vegas Sands	Fed Funds 1-Day - 0.45%	Total Return	09/11/17	17,647	1,007	—
Goldman Sachs International	Las Vegas Sands	LIBOR 1-Month - 0.50%	Total Return	02/22/18	29,011	1,656	—
Goldman Sachs International	Mastercard	Fed Funds 1-Day - 0.45%	Total Return	09/06/17	19,358	2,177	—
Goldman Sachs International	Mastercard	LIBOR 1-Month - 0.50%	Total Return	02/13/18	7,349	827	—
Goldman Sachs International	Priceline Group	Fed Funds 1-Day - 0.45%	Total Return	06/06/17	66	117	—
Goldman Sachs International	Realogy Holdings	LIBOR 1-Month - 0.50%	Total Return	08/17/17	77,412	2,306	—
Goldman Sachs International	Schlumberger	Fed Funds 1-Day - 0.45%	Total Return	09/06/17	19,343	1,511	—
Goldman Sachs International	Southwestern Energy	Fed Funds 1-Day - 0.45%	Total Return	06/14/17	71,196	582	—
Goldman Sachs International	Southwestern Energy	LIBOR 1-Month - 0.50%	Total Return	08/17/17	73,100	597	—
Goldman Sachs International	Southwestern Energy	LIBOR 1-Month - 0.50%	Total Return	02/23/18	28,721	235	—
Goldman Sachs International	Visa	Fed Funds 1-Day - 0.45%	Total Return	06/06/17	8,734	776	—
Goldman Sachs International	Visa	LIBOR 1-Month - 0.50%	Total Return	02/13/18	6,888	612	—
Goldman Sachs International	Walt Disney	Fed Funds 1-Day - 0.45%	Total Return	08/22/17	22,528	2,554	—
Goldman Sachs International	Walt Disney	LIBOR 1-Month - 0.50%	Total Return	03/30/18	2,672	303	—
							$—

Percentages are based on Net Assets of $97,404 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Traded in Canadian Dollar.
(a)	Underlying security for a total return swap.
(b)	Some or all is pledged as collateral for securities sold short, not yet purchased in the total amount of $37,081 (000).
(c)	Security considered Master Limited Partnership. At March 31, 2017, these securities amounted to $6,408 (000) or 6.6% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

REIT — Real Estate Investment Trust

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.
8

RiverPark Structural Alpha Fund March 31, 2017 (Unaudited)

Description	Face Amount (000)/ Contracts	Value (000)
Schedule of Investments
U.S. Treasury Obligations — 61.6%
U.S. Treasury Bills (a) (b)
0.843%, 08/31/17	$1,000	$997
0.617%, 05/25/17	2,000	1,998
0.596%, 07/27/17	1,500	1,496
0.571%, 04/27/17	2,000	1,999
0.541%, 06/29/17	2,000	1,996

Total U.S. Treasury Obligations
(Cost $8,488) (000)		8,486

Total Investments — 61.6%
(Cost $8,488) (000)		$8,486

Schedule of Open Options Purchased
Purchased Options — 13.2% *‡
CBOE S&P 500 Index, Call Option
Expires 09/29/17, Strike Price $2,150	16	$380
Expires 06/30/17, Strike Price $2,100	16	429
Expires 12/29/17, Strike Price $2,375	10	95
CBOE S&P 500 Volatility Index, Call Option
Expires 05/17/17, Strike Price $20	60	3
S&P 500 Index, Call Option
Expires 06/16/17, Strike Price $2,075	14	405
Expires 09/15/17, Strike Price $2,150	16	374
Expires 01/19/18, Strike Price $2,275	8	130
Total Purchased Options
(Cost $988) (000)		$1,816

Schedule of Open Options Written
Written Options — (7.2)% *‡
C2 S&P 500 Index, Call Option
Expires 04/21/17, Strike Price $2,425	(1)	$—
C2 S&P 500 Index, Put Option
Expires 04/21/17, Strike Price $2,275	(1)	(1)

Description	Contracts	Value (000)
CBOE S&P 500 Index, Call Option
Expires 04/07/17, Strike Price $2,425	(1)	$—
Expires 04/13/17, Strike Price $2,430	(1)	—
Expires 09/29/17, Strike Price $2,300	(16)	(191)
Expires 12/29/17, Strike Price $2,475	(10)	(46)
Expires 06/30/17, Strike Price $2,250	(16)	(212)
CBOE S&P 500 Index, Put Option
Expires 06/30/17, Strike Price $1,925	(8)	(3)
Expires 12/29/17, Strike Price $2,225	(5)	(33)
Expires 04/13/17, Strike Price $2,290	(1)	(1)
Expires 09/29/17, Strike Price $2,000	(8)	(14)
Expires 04/07/17, Strike Price $2,275	(1)	—
CBOE S&P 500 Volatility Index, Call Option
Expires 05/17/17, Strike Price $15	(30)	(3)
S&P 500 Index, Call Option
Expires 06/16/17, Strike Price $2,225	(14)	(209)
Expires 09/15/17, Strike Price $2,300	(16)	(183)
Expires 01/19/18, Strike Price $2,400	(8)	(68)
S&P 500 Index, Put Option
Expires 09/15/17, Strike Price $2,000	(8)	(12)
Expires 01/19/18, Strike Price $2,100	(4)	(18)
Expires 06/16/17, Strike Price $1,900	(7)	(2)
Total Written Options
(Premiums Received $824) (000)		$(996)

‡	See Note 2 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.
9

RiverPark Structural Alpha Fund March 31, 2017 (Unaudited)

The open futures contracts held by the Fund at March 31, 2017 are as follows:

Counterparty	Type of Contracts	Number of Contracts Short	Expiration Date	Notional Amount (000)	Unrealized Appreciation (000)
Interactive Brokers LLC	S&P 500 Index EMINI	(32)	Jun-2017	$(3,775)	$4

See Note 2 in Notes to Financial Statements for more information regarding futures collateral.

The following is a list of the inputs used as of March 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$8,486	$—	$—	$8,486
Total Investments in Securities	$8,486	$—	$—	$8,486

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$1,816	$—	$1,816
Written Options	—	(996)	—	(996)
Futures**
Unrealized Appreciation	4	—	—	4
Total Other Financial Instruments	$4	$820	$—	$824

**	Futures contracts are valued at the unrealized appreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $13,782 (000).
*	Non-income producing security.
(a)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b)	Pledged as collateral for open options contracts in the total amount of $8,486.

CBOE — Chicago Board Options Exchange

LLC — Limited Liability Company

S&P — Standard & Poor’s

Amounts designated as “— “ are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.
10

RiverPark Strategic Income Fund March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 54.4%
Consumer Discretionary – 20.3%
Brunswick
4.625%, 05/15/21 (a)	$11,192	$11,477
Chester Downs & Marina
9.250%, 02/01/20 (a)	8,293	8,521
Coach
4.250%, 04/01/25 (e)	8,955	9,077
Comcast
3.300%, 02/01/27	500	497
3.000%, 02/01/24	250	250
DPH Holdings
6.550%, 06/15/06 (b)	154,500	7,493
Goodyear Tire & Rubber
7.000%, 05/15/22	2,605	2,712
HT Intermediate Holdings
12.000%, 05/15/19 (a)	8,062	8,062
International Automotive Components Group
9.125%, 06/01/18 (a)	17,808	17,763
Jo-Ann Stores
8.125%, 03/15/19 (a)	9,136	9,136
LBI Media
10.000%, 04/15/19 (a)	7,383	7,364
McGraw-Hill Global Education Holdings
7.875%, 05/15/24 (a)	2,625	2,550
MHGE Parent
8.500%, 08/01/19 (a)	10,161	10,212
Michaels Stores
5.875%, 12/15/20 (a)	3,280	3,376
NPC International
10.500%, 01/15/20	16,706	17,245
Postmedia Network
8.250%, 07/15/21 (a)	3,388	2,370
Ruby Tuesday
7.625%, 05/15/20	4,749	4,630
SiTV
10.375%, 07/01/19 (a)	6,535	3,954
Spanish Broadcasting System
12.500%, 04/15/17 (a)	1,501	1,505
TEGNA
5.125%, 10/15/19	4,680	4,797
		132,991
Consumer Staples – 5.7%
BI-LO
9.250%, 02/15/19 (a)	9,558	8,303
Carolina Beverage Group
10.625%, 08/01/18 (a)	7,527	6,944
Constellation Brands
7.250%, 05/15/17	1,500	1,508
DS Services of America
10.000%, 09/01/21 (a)	11,249	12,121
Fresh Market
9.750%, 05/01/23 (a)	2,760	2,236
Southern States Cooperative
10.000%, 08/15/21 (a)	4,338	4,132
Whole Foods Market
5.200%, 12/03/25	2,000	2,129
		37,373
Energy – 0.8%
Express Pipeline
7.390%, 12/31/17 (a)	221	227
Sanjel
7.500%, 06/19/19 (a) (b)	2,700	—
Westmoreland Coal
8.750%, 01/01/22 (a)	5,580	5,273
		5,500
Financials – 1.3%
Black Knight InfoServ
5.750%, 04/15/23	7,191	7,533
Toll Road Investors Partnership
3.211%, 02/15/45 (a) (c)	5,163	1,170
		8,703
Health Care – 0.9%
AMAG Pharmaceuticals
7.875%, 09/01/23 (a)	5,954	5,671

Industrials – 12.5%
Albea Beauty Holdings
8.375%, 11/01/19 (a)	15,938	16,675
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20	432	484
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21	2,402	2,564

The accompanying notes are an integral part of the financial statements.
11

RiverPark Strategic Income Fund March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20	$357	$369
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	1,169	1,288
HC2 Holdings
11.000%, 12/01/19 (a)	18,742	19,211
International Wire Group Holdings
10.750%, 08/01/21 (a)	14,576	14,212
Spirit AeroSystems
5.250%, 03/15/22	14,860	15,474
Techniplas
10.000%, 05/01/20 (a)	3,122	3,005
Waste Italia
10.500%, 11/15/19 (a) (b)	7,313	1,482
Xerium Technologies
9.500%, 08/15/21	7,409	7,548
		82,312
Information Technology – 1.1%
Apple
1.538%, 02/09/22 (d)	1,000	1,009
j2 Cloud Services
8.000%, 08/01/20	2,301	2,380
KEMET
10.500%, 05/01/18	2,825	2,839
ModusLink Global Solutions
5.250%, 03/01/19	1,113	1,056
		7,284
Materials – 4.0%
Hexion
13.750%, 02/01/22 (a)	3,374	3,247
10.375%, 02/01/22 (a)	6,748	6,765
10.000%, 04/15/20	3,010	3,018
INVISTA Finance
4.250%, 10/15/19 (a)	2,920	3,015
Kraton Polymers
10.500%, 04/15/23 (a)	3,399	3,917
Real Alloy Holding
10.000%, 01/15/19 (a)	6,473	6,554
		26,516
Real Estate – 5.3%
Avison Young Canada
9.500%, 12/15/21 (a)	1,857	1,838
Crescent Communities
8.875%, 10/15/21 (a)	3,800	3,971
Homefed
6.500%, 06/30/18 (a)	22,398	22,510
Hunt Cos
9.625%, 03/01/21 (a)	6,420	6,749
		35,068
Telecommunication Services – 2.5%
SBA Tower Trust
3.598%, 04/15/18 (a)	8,845	8,850
T-Mobile USA
6.542%, 04/28/20	4,024	4,110
6.250%, 04/01/21	2,985	3,078
		16,038
Total Corporate Obligations
(Cost $367,073) (000)		357,456

Commercial Paper (c) — 15.5%
CenterPoint Energy Resources
1.150%, 04/03/17	20,000	19,998
Ford Motor Credit
1.612%, 09/01/17	16,000	15,888
ITT
1.301%, 04/10/17	7,000	6,997
Kraft Heinz Foods
1.312%, 04/25/17	6,000	5,994
1.051%, 04/03/17	9,000	8,999
Marriott International
1.152%, 04/21/17	6,000	5,996
1.081%, 04/14/17	9,000	8,996
Molex Electronic Technologies
1.120%, 04/03/17	15,000	14,999
Roche Holdings
0.740%, 04/03/17	14,000	13,999
Total Commercial Paper
(Cost $101,873) (000)		101,866

U.S. Government Agency Obligation — 4.6%
FHLB
5.050%, 04/03/17	30,000	30,000

Total U.S. Government Agency Obligation
(Cost $29,999) (000)		30,000

Convertible Bonds — 1.8%
Alaska Communications Systems Group
6.250%, 05/01/18	1,835	1,913
Clearwire Communications
8.250%, 12/01/40 (a)	4,691	4,873
Prospect Capital
5.750%, 03/15/18	5,000	5,119
Total Convertible Bonds
(Cost $11,742) (000)		11,905

Bank Loan Obligations — 18.4%
AMC Networks
2.347%, 12/16/19	3,047	3,047
AMF Bowling Centers
11.000%, 02/16/24	13,330	13,597

The accompanying notes are an integral part of the financial statements.
12

RiverPark Strategic Income Fund March 31, 2017 (Unaudited)

Description	Face Amount (000)	Value (000)
Caesars Growth Properties Holdings
6.250%, 05/08/21	$3,636	$3,654
Consolidated Container
5.000%, 07/03/19	7,265	7,247
Dell
3.350%, 09/07/23	14,963	15,012
3.240%, 06/02/21	5,610	5,605
Eastman Kodak
7.250%, 09/03/19	8,824	8,832
Envigo Holdings
9.530%, 11/03/21	5,985	5,895
Fram Group Holdings
7.750%, 12/21/21	3,392	3,390
Hampton Rubber
5.000%, 03/27/21	4,488	4,106
Lee Enterprises
12.000%, 12/15/22	5,560	5,852
7.250%, 03/31/19	1,180	1,179
LSC Communications
7.000%, 09/26/22	6,325	6,380
Maueser-Werke
8.750%, 07/31/22	6,500	6,504
Optima Specialty Steel
11.100%, 10/31/17	3,389	3,389
Peabody Energy
4.250%, 09/24/20	18,203	18,508
Reddy Ice
8.250%, 05/01/19	23	22
6.750%, 03/28/19	8,715	8,519

Total Bank Loan Obligations
(Cost $119,565) (000)		120,738

Total Investments — 94.7%
(Cost $630,252) (000)		$621,965

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (1.6)%
Financials – (0.5)%
Barclays
5.200%, 05/12/26	(2,000)	$(2,061)
CIT Group
5.000%, 08/15/22	(1,000)	(1,049)
		(3,110)
Industrials – (0.9)%
Aircastle
5.125%, 03/15/21	(2,000)	(2,127)
Covanta Holding
5.875%, 03/01/24	(2,000)	(2,035)
United Rentals North America
4.625%, 07/15/23	(2,000)	(2,068)
		(6,230)
Information Technology – (0.2)%
Lam Research
3.800%, 03/15/25	(1,000)	(1,005)

Total Corporate Obligations
(Proceeds $9,901) (000)		(10,345)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $9,901) (000)		$(10,345)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2017 is as follows‡:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
Brown Brothers Harriman	4/3/17	CAD	3,284	USD	2,449	$(21)
Brown Brothers Harriman	4/3/17	EUR	1,475	USD	1,560	(14)
						$(35)

‡	See Note 2 in Notes to Financial Statements for additional information.

The following is a list of the inputs used as of March 31, 2017 in valuing the Fund’s investments, securities sold short, not yet purchased and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$357,456	$—	$357,456
Commercial Paper	—	101,866	—	101,866
U.S. Government Agency Obligation	—	30,000	—	30,000
Convertible Bonds	—	11,905	—	11,905
Bank Loan Obligations	—	120,738	—	120,738
Total Investments in Securities	$—	$621,965	$—	$621,965

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(10,345)	$—	$(10,345)
Total Securities Sold Short, Not Yet Purchased	$—	$(10,345)	$—	$(10,345)

The accompanying notes are an integral part of the financial statements.
13

RiverPark Strategic Income Fund March 31, 2017 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards**
Unrealized Depreciation	$—	$(35)	$—	$(35)
Total Other Financial Instruments	$—	$(35)	$—	$(35)

**	Forward contracts are valued at the unrealized depreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $656,565 (000).
(a)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)	Security in default on interest payments.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(d)	Variable rate security - Rate disclosed is the rate in effect on March 31, 2017.
(e)	Some or all is pledged as collateral for securities sold short, not yet purchased in the total amount of $9,077 (000).

CAD — Canadian Dollar

Cl — Class

EUR — Euro

FHLB — Federal Home Loan Bank

Ser — Series

USD — United States Dollar

The accompanying notes are an integral part of the financial statements.
14

RiverPark Focused Value Fund March 31, 2017 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 93.8%
Consumer Discretionary – 15.4%
Las Vegas Sands	51,700	$2,950
Liberty Global, Cl A*	48,100	1,726
Liberty Global LiLAC, Cl A*	9,227	205
Liberty Interactive QVC Group, Cl A*	61,200	1,225
		6,106
Energy – 10.7%
Magellan Midstream Partners LP (a)	12,400	954
Marathon Petroleum	65,100	3,290
		4,244
Financials – 4.3%
The Blackstone Group LP (a)	56,700	1,684

Health Care – 10.7%
Allergan	5,800	1,386
Anthem	7,000	1,158
Express Scripts Holding*	25,800	1,700
		4,244
Industrials – 9.1%
AerCap Holdings*	39,900	1,834
Macquarie Infrastructure	22,000	1,773
		3,607
Information Technology – 14.9%
Alliance Data Systems	6,300	1,569
Broadcom, Cl A	5,800	1,270
Western Digital	37,000	3,053
		5,892
Materials – 11.1%
CF Industries Holdings	79,200	2,325
LyondellBasell Industries, Cl A	22,800	2,079
		4,404
Real Estate – 10.6%
American Tower REIT, Cl A	8,500	1,033
Colony NorthStar REIT, Cl A	107,000	1,381
Realogy Holdings	59,100	1,761
		4,175
Utilities – 7.0%
Calpine*	250,600	2,769

Total Common Stock
(Cost $38,188) (000)		37,125

Total Investments — 93.8%
(Cost $38,188) (000)		$37,125

As of March 31, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $39,562 (000).
*	Non-income producing security.
(a)	Security considered Master Limited Partnership. At March 31, 2017, these securities amounted to $2,638 (000) or 6.7% of Net Assets.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.
15

Statements of Assets and Liabilities (000) March 31, 2017 (Unaudited)

	RiverPark Large Growth Fund	RiverPark/ Wedgewood Fund	RiverPark Short Term High Yield Fund	RiverPark Long/Short Opportunity Fund
Assets:
Investments in Securities, at Value (Note 2)	$47,559	$1,339,460	$890,360	$96,228
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	—	—	—	57,282
Cash	680	46,444	40,867	501
Foreign Currency	—	—	—	1
Prepaid Expenses	16	61	36	29
Receivable for Dividend and Interest Income	11	566	14,199	54
Receivable for Capital Shares Sold	1	2,065	2,312	45
Cash Collateral on Swap Contracts	—	—	—	1,300
Receivable for Investment Securities Sold	—	61,091	29,878	433
Receivable for Swap Reset	—	—	—	791
Total Assets	48,267	1,449,687	977,652	156,664
Liabilities:
Payable for Capital Shares Redeemed	527	2,106	2,551	74
Securities Sold Short, Not Yet Purchased (Note 2)	—	—	—	56,749
Income Distribution Payable	—	—	227	—
Dividends Payable on Securities Sold Short	—	—	—	110
Payable for Investment Securities Purchased	—	30,316	40,937	2,171
Payable Due to Adviser (Note 4)	27	798	515	128
Payable Due to Shareholder Servicing Agent (Note 4)	14	39	149	2
Payable Due to Administrative Services Plan, Retail Class Shares (Note 4)	6	18	17	—
Payable Due to Administrative Services Plan, Institutional Class Shares (Note 4)	5	145	112	10
Payable Due to Administrator	2	69	44	5
Payable Due to Trustees	—	2	1	—
Chief Compliance Officer Fees Payable	—	3	2	—
Other Accrued Expenses	5	156	100	11
Total Liabilities	586	33,652	44,655	59,260
Net Assets	$47,681	$1,416,035	$932,997	$97,404
Net Assets Consist of:
Paid-in Capital	$32,008	$1,178,243	$952,094	$80,420
Undistributed Net Investment Income (Accumulated Net Investment Loss)	676	442	167	(326)
Accumulated Net Realized Gain (Loss) on Investments, Securities Sold Short, Not Yet Purchased, Purchased and Written Options and Swap Contracts	405	(103,066)	(19,726)	(7,296)
Net Unrealized Appreciation on Investments and Securities Sold Short, Not Yet Purchased	14,592	340,416	462	24,606
Net Assets	$47,681	$1,416,035	$932,997	$97,404
Investments in Securities, at Cost	$32,967	$999,044	$889,898	$66,263
Foreign currency, at Cost	—	—	—	1
Securities Sold Short, Not Yet Purchased, Proceeds	—	—	—	51,390
Net Assets - Institutional Class Shares(1)	$17,518,093	$1,365,865,854	$686,842,087	$94,670,390
Net Assets - Retail Class Shares(1)	$30,163,189	$50,169,187	$246,155,266	$2,733,683
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	862,240	75,130,375	70,174,050	8,449,916
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,499,331	2,775,679	25,231,352	246,254
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$20.32	$18.18	$9.79	$11.20
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$20.12	$18.07	$9.76	$11.10

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
16

Statements of Assets and Liabilities (000) March 31, 2017 (Unaudited)

	RiverPark Structural Alpha Fund	RiverPark Strategic Income Fund	RiverPark Focused Value Fund
Assets:
Investments in Securities, at Value (Note 2)	$8,486	$621,965	$37,125
Deposits with Brokers for Securities Sold Short, Not Yet Purchased	—	10,614	—
Deposits with Brokers for Futures and Options	2,579	—	—
Cash	1,636	18,623	1,206
Purchased Options, at Value	1,816	—	—
Receivable for Investment Securities Sold	565	31,515	1,440
Receivable for Capital Shares Sold	16	2,230	—
Prepaid Expenses	14	40	29
Receivable for Variation Margin	8	—	—
Receivable for Dividend and Interest Income	1	8,299	42
Total Assets	15,121	693,286	39,842
Liabilities:
Written Options, at Value (Note 2)	996	—	—
Payable for Investment Securities Purchased	310	23,797	250
Payable for Capital Shares Redeemed	15	1,561	—
Securities Sold Short, Not Yet Purchased (Note 2)	—	10,345	—
Income Distribution Payable	—	183	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	35	—
Dividends Payable on Securities Sold Short	—	82	—
Payable Due to Adviser (Note 4)	10	354	22
Payable Due to Administrative Services Plan, Institutional Class Shares (Note 4)	4	30	1
Payable Due to Administrator	1	31	2
Payable Due to Administrative Services Plan, Retail Class Shares (Note 4)	1	60	—
Payable Due to Trustees	—	1	—
Payable Due to Shareholder Servicing Agent (Note 4)	—	172	—
Chief Compliance Officer Fees Payable	—	1	—
Other Accrued Expenses	2	69	5
Total Liabilities	1,339	36,721	280
Net Assets	$13,782	$656,565	$39,562
Net Assets Consist of:
Paid-in Capital	$13,845	$705,983	$43,903
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(330)	835	526
Accumulated Net Realized Loss on Investments, Securities Sold Short, Not Yet Purchased, Purchased and Written Options, Futures Contracts, Forward Currency Contracts and Foreign Currency Transactions	(391)	(41,474)	(3,804)
Net Unrealized Depreciation on Investments and Securities Sold Short, Not Yet Purchased	(2)	(8,731)	(1,063)
Net Unrealized Appreciation on Purchased and Written Options	656	—	—
Net Unrealized Appreciation on Futures Contracts	4	—	—
Net Unrealized Depreciation on Forward Foreign Currency Contracts and Foreign Currency Transactions	—	(48)	—
Net Assets	$13,782	$656,565	$39,562
Investments in Securities, at Cost	$8,488	$630,252	$38,188
Securities Sold Short, Not Yet Purchased, Proceeds	—	9,901	—
Purchased Options, at Cost	988	—	—
Written Options, Premiums Received	824	—	—
Net Assets - Institutional Class Shares(1)	$12,487,722	$286,548,991	$38,914,457
Net Assets - Retail Class Shares(1)	$1,293,940	$370,015,768	$647,898
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	1,234,916	30,059,299	4,474,480
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
(Unlimited Authorization — No Par Value)	129,114	38,876,478	74,453
Institutional Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Institutional Class Shares	$10.11	$9.53	$8.70
Retail Class Shares:
Net Asset Value, Offering and Redemption
Price Per Share — Retail Class Shares	$10.02	$9.52	$8.70

(1)	Shares and Net Assets have not been rounded.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
17

Statements of Operations (000) For the Six Month Period Ended March 31, 2017 (Unaudited)

	RiverPark Large Growth Fund	RiverPark/ Wedgewood Fund	RiverPark Short Term High Yield Fund	RiverPark Long/Short Opportunity Fund
Investment Income:
Dividends	$390	$7,657	$121	$603
Interest	1	37	15,727	3
Foreign Taxes Withheld	—	(98)	—	—
Total Investment Income	391	7,596	15,848	606
Expenses:
Investment Advisory Fees (Note 4)	188	4,796	2,933	775
Shareholder Service Fees(1) (Note 4)	37	64	317	5
Administrative Services Fee, Retail Class Shares (Note 4)	18	33	179	3
Administrator Fees (Note 4)	16	414	253	29
Administrative Services Fee, Institutional Class Shares (Note 4)	13	518	305	57
Chief Compliance Officer Fees (Note 4)	1	12	8	1
Trustees’ Fees (Note 4)	1	19	11	1
Registration Fees	16	29	18	17
Transfer Agent Fees	7	148	99	11
Printing Fees	3	69	43	5
Professional Fees	2	47	30	3
Custodian Fees	2	13	9	2
Dividend Expense	—	—	—	612
Stock Loan Fee	—	—	—	9
Insurance and Other Fees	2	43	30	4
Total Expenses	306	6,205	4,235	1,534
Fees Waived by Adviser (Note 4)	—	—	—	(1)
Net Expenses	306	6,205	4,235	1,533
Net Investment Income (Loss)	85	1,391	11,613	(927)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	2,289	47,764	(82)	3,299
Purchased Options	—	—	—	(282)
Written Options	—	—	—	70
Securities Sold Short, Not Yet Purchased	—	—	—	(2,088)
Swaps Contracts	—	—	—	1,426
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,161	68,414	663	7,676
Securities Sold Short, Not Yet Purchased	—	—	—	(548)
Net Realized and Unrealized Gain	5,450	116,178	581	9,553
Net Increase in Net Assets Resulting from Operations	$5,535	$117,569	$12,194	$8,626

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
18

Statements of Operations (000) For the Six Month Period Ended March 31, 2017 (Unaudited)

	RiverPark Structural Alpha Fund	RiverPark Strategic Income Fund	RiverPark Focused Value Fund
Investment Income:
Dividends	$—	$—	$539
Interest	25	21,543	4
Total Investment Income	25	21,543	543
Expenses:
Investment Advisory Fees (Note 4)	96	1,979	136
Administrator Fees (Note 4)	5	171	12
Administrative Services Fee, Institutional Class Shares (Note 4)	5	91	2
Shareholder Service Fees(1) (Note 4)	2	451	1
Administrative Services Fee, Retail Class Shares (Note 4)	1	250	—
Chief Compliance Officer Fees (Note 4)	—	5	1
Trustees’ Fees (Note 4)	—	8	1
Registration Fees	15	30	15
Transfer Agent Fees	2	67	5
Professional Fees	1	20	1
Custodian Fees	1	6	1
Printing Fees	1	29	2
Interest Expense	—	267	—
Stock Loan Fee	—	10	—
Insurance and Other Fees	1	23	1
Total Expenses	130	3,407	178
Fees Waived by Adviser (Note 4)	(3)	—	—
Advisor Waiver Recapture (Note 4)	—	—	15
Net Expenses	127	3,407	193
Net Investment Income (Loss)	(102)	18,136	350
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
Investments	—	(303)	(3,135)
Purchased Options	1,109	—	—
Written Options	(270)	—	—
Securities Sold Short, Not Yet Purchased	—	(183)	—
Futures Contracts	(573)	—	—
Forward Foreign Currency Contracts	—	225	—
Foreign Currency Transactions	—	31	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4)	5,605	6,626
Purchased Options	387	(41)	—
Written Options	(365)	—	—
Securities Sold Short, Not Yet Purchased	—	391	—
Forward Foreign Currency Contracts	—	(59)	—
Foreign Currency Transactions	—	(12)	—
Net Realized and Unrealized Gain	284	5,654	3,491
Net Increase in Net Assets Resulting from Operations	$182	$23,790	$3,841

(1)	Attributable to Retail Class Shares only.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
19

Statements of Changes in Net Assets (000)

	RiverPark Large Growth Fund		RiverPark/Wedgewood Fund
	Six Month Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Month Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations:
Net Investment Income	$85	$327	$1,391	$5,276
Net Realized Gain (Loss) from Investments	2,289	(1,087)	47,764	(148,231)
Net Change in Unrealized Appreciation on Investments	3,161	7,904	68,414	203,199
Net Increase in Net Assets Resulting from Operations	5,535	7,144	117,569	60,244

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(167)	(5)	(2,353)	(9,635)
Retail Class Shares	(69)	—	—	(102)
Net Realized Gains:
Institutional Class Shares	—	(584)	—	(76,296)
Retail Class Shares	—	(752)	—	(3,946)
Total Distributions to Shareholders	(236)	(1,341)	(2,353)	(89,979)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	492	3,725	90,855	493,266
Shares Issued as Reinvestment of Distributions	167	584	2,079	73,728
Shares Redeemed	(19,541)	(8,140)	(327,315)	(1,025,151)
Net Decrease in Net Assets from Institutional Class Shares Transactions	(18,882)	(3,831)	(234,381)	(458,157)
Retail Class Shares:
Shares Issued	1,835	3,318	4,180	16,920
Shares Issued as Reinvestment of Distributions	68	751	—	4,005
Shares Redeemed	(5,488)	(20,789)	(11,779)	(78,105)
Net Decrease in Net Assets from Retail Class Shares Transactions	(3,585)	(16,720)	(7,599)	(57,180)
Net Decrease in Net Assets from Capital Share Transactions	(22,467)	(20,551)	(241,980)	(515,337)
Net Decrease in Net Assets	(17,168)	(14,748)	(126,764)	(545,072)
Net Assets:
Beginning of Period	64,849	79,597	1,542,799	2,087,871
End of Period	$47,681	$64,849	$1,416,035	$1,542,799
Undistributed Net Investment Income	$676	$827	$442	$1,404
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	26	218	5,226	29,368
Shares Issued as Reinvestment of Distributions	9	33	120	4,388
Shares Redeemed	(1,023)	(466)	(18,765)	(61,890)
Net Decrease in Institutional Class Shares	(988)	(215)	(13,419)	(28,134)
Retail Class Shares:
Shares Issued	96	197	242	1,043
Shares Issued as Reinvestment of Distributions	4	43	—	241
Shares Redeemed	(293)	(1,209)	(682)	(4,753)
Net Decrease in Retail Class Shares	(193)	(969)	(440)	(3,469)
Net Decrease in Share Transactions	(1,181)	(1,184)	(13,859)	(31,603)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
20

Statements of Changes in Net Assets (000)

	RiverPark Short Term High Yield Fund		RiverPark Long/Short Opportunity Fund
	Six Month Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Month Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations:
Net Investment Income (Loss)	$11,613	$24,754	$(927)	$(1,983)
Net Realized Gain (Loss) from Investments, Written and Purchased Options, Securities Sold Short, Not Yet Purchased and Swap Contracts	(82)	(11,595)	2,425	(213)
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Not Yet Purchased and Swap Contracts	663	11,681	7,128	4,099
Net Increase in Net Assets Resulting from Operations	12,194	24,840	8,626	1,903

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(8,549)	(18,488)	—	—
Retail Class Shares	(2,978)	(6,503)	—	—
Net Realized Gains:
Institutional Class Shares	—	—	—	—
Retail Class Shares	—	—	—	—
Total Distributions to Shareholders	(11,527)	(24,991)	—	—
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	178,888	213,842	10,789	48,516
Shares Issued as Reinvestment of Distributions	7,351	15,151	—	—
Shares Redeemed	(106,399)	(288,318)	(28,479)	(43,655)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	79,840	(59,325)	(17,690)	4,861
Retail Class Shares:
Shares Issued	24,170	132,007	122	187
Shares Issued as Reinvestment of Distributions	2,955	6,452	—	—
Shares Redeemed	(56,182)	(67,706)	(1,508)	(9,539)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(29,057)	70,753	(1,386)	(9,352)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	50,783	11,428	(19,076)	(4,491)
Net Increase (Decrease) in Net Assets	51,450	11,277	(10,450)	(2,588)
Net Assets:
Beginning of Period	881,547	870,270	107,854	110,442
End of Period	$932,997	$881,547	$97,404	$107,854
Undistributed Net Investment Income (Accumulated Net Investment Loss)	$167	$81	$(326)	$601
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	18,271	21,930	1,024	4,786
Shares Issued as Reinvestment of Distributions	751	1,553	—	—
Shares Redeemed	(10,868)	(29,557)	(2,685)	(4,307)
Net Increase (Decrease) in Institutional Class Shares	8,154	(6,074)	(1,661)	479
Retail Class Shares:
Shares Issued	2,477	13,565	11	18
Shares Issued as Reinvestment of Distributions	303	664	—	—
Shares Redeemed	(5,757)	(6,965)	(140)	(964)
Net Increase (Decrease) in Retail Class Shares	(2,977)	7,264	(129)	(946)
Net Increase (Decrease) in Share Transactions	5,177	1,190	(1,790)	(467)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
21

Statements of Changes in Net Assets (000)

	RiverPark Structural Alpha Fund		RiverPark Strategic Income Fund
	Six Month Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016	Six Month Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations:
Net Investment Income (Loss)	$(102)	$(322)	$18,136	$32,341
Net Realized Gain (Loss) from Investments, Written and Purchased Options, Securities Sold Short, Not Yet Purchased, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	266	(237)	(230)	(28,879)
Net Change in Unrealized Appreciation on Investments, Written and Purchased Options, Securities Sold Short, Not Yet Purchased, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	18	938	5,884	26,253
Net Increase in Net Assets Resulting from Operations	182	379	23,790	29,715

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	—	—	(7,305)	(13,264)
Retail Class Shares	—	—	(10,025)	(20,263)
Net Realized Gains:
Institutional Class Shares	(208)	(267)	—	—
Retail Class Shares	(32)	(51)	—	—
Total Distributions to Shareholders	(240)	(318)	(17,330)	(33,527)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	499	6,761	106,743	114,521
Shares Issued as Reinvestment of Distributions	208	266	6,271	10,798
Shares Redeemed	(5,518)	(4,399)	(75,493)	(125,341)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(4,811)	2,628	37,521	(22)
Retail Class Shares:
Shares Issued	26	724	46,919	82,177
Shares Issued as Reinvestment of Distributions	32	51	9,989	20,212
Shares Redeemed	(937)	(1,806)	(52,001)	(130,162)
Net Increase (Decrease) in Net Assets from Retail Class Shares Transactions	(879)	(1,031)	4,907	(27,773)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,690)	1,597	42,428	(27,795)
Net Increase (Decrease) in Net Assets	(5,748)	1,658	48,888	(31,607)
Net Assets:
Beginning of Period	19,530	17,872	607,677	639,284
End of Period	$13,782	$19,530	$656,565	$607,677
Undistributed Net Investment Income (Accumulated Net Investment Loss)	$(330)	$(228)	$835	$29
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	49	674	11,226	12,490
Shares Issued as Reinvestment of Distributions	21	26	661	1,174
Shares Redeemed	(543)	(438)	(7,971)	(13,631)
Net Increase (Decrease) in Institutional Class Shares	(473)	262	3,916	33
Retail Class Shares:
Shares Issued	3	73	4,951	8,954
Shares Issued as Reinvestment of Distributions	3	5	1,055	2,201
Shares Redeemed	(94)	(181)	(5,493)	(14,085)
Net Increase (Decrease) in Retail Class Shares	(88)	(103)	513	(2,930)
Net Increase (Decrease) in Share Transactions	(561)	159	4,429	(2,897)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
22

Statements of Changes in Net Assets (000)

	RiverPark Focused Value Fund
	Six Month Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations:
Net Investment Income	$350	$663
Net Realized Loss from Investments	(3,135)	(615)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,626	(2,584)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,841	(2,536)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class Shares	(379)	(256)
Retail Class Shares	(2)	(1)
Net Realized Gains:
Institutional Class Shares	—	(18)
Retail Class Shares	—	—
Total Distributions to Shareholders	(381)	(275)
Capital Share Transactions:
Institutional Class Shares:
Shares Issued	1,691	3,442
Shares Issued as Reinvestment of Distributions	379	274
Shares Redeemed	(8,382)	(2,334)
Net Increase (Decrease) in Net Assets from Institutional Class Shares Transactions	(6,312)	1,382
Retail Class Shares:
Shares Issued	273	503
Shares Issued as Reinvestment of Distributions	2	2
Shares Redeemed	(75)	(425)
Net Increase in Net Assets from Retail Class Shares Transactions	200	80
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,112)	1,462
Net Decrease in Net Assets	(2,652)	(1,349)
Net Assets:
Beginning of Period	42,214	43,563
End of Period	$39,562	$42,214
Undistributed Net Investment Income	$526	$557
Shares Issued and Redeemed:
Institutional Class Shares:
Shares Issued	212	442
Shares Issued as Reinvestment of Distributions	47	33
Shares Redeemed	(1,005)	(299)
Net Increase (Decrease) in Institutional Class Shares	(746)	176
Retail Class Shares:
Shares Issued	33	62
Shares Redeemed	(10)	(53)
Net Increase in Retail Class Shares	23	9
Net Increase (Decrease) in Share Transactions	(723)	185

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
23

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2017 (Unaudited), For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Large Growth Fund
Institutional Class Shares
2017*	$18.41	$0.04	$1.97	$2.01	$(0.10)	$—	$(0.10)
2016	16.93	0.09	1.69	1.78	— (2)	(0.30)	(0.30)
2015	18.34	0.09	(0.99)	(0.90)	—	(0.51)	(0.51)
2014	16.28	0.02	2.21	2.23	(0.04)	(0.13)	(0.17)
2013	13.27	0.05	3.04	3.09	(0.02)	(0.06)	(0.08)
2012	10.09	0.01	3.17	3.18	—	—	—
Retail Class Shares
2017*	$18.20	$0.01	$1.95	$1.96	$(0.04)	$—	$(0.04)
2016	16.77	0.06	1.67	1.73	—	(0.30)	(0.30)
2015	18.21	0.05	(0.98)	(0.93)	—	(0.51)	(0.51)
2014	16.18	(0.03)	2.19	2.16	— (2)	(0.13)	(0.13)
2013	13.21	0.01	3.03	3.04	(0.01)	(0.06)	(0.07)
2012	10.07	(0.03)	3.17	3.14	—	—	—
RiverPark/Wedgewood Fund
Institutional Class Shares
2017*	$16.82	$0.02	$1.37	$1.39	$(0.03)	$—	$(0.03)
2016	16.93	0.05	0.60	0.65	(0.08)	(0.68)	(0.76)
2015	18.37	0.06	(0.67)	(0.61)	(0.01)	(0.82)	(0.83)
2014	16.21	0.01	2.41	2.42	—	(0.26)	(0.26)
2013	13.88	(0.01)	2.38	2.37	—	(0.04)	(0.04)
2012	10.32	(0.05)	3.61	3.56	— (2)	—	—
Retail Class Shares
2017*	$16.72	$(0.01)	$1.36	$1.35	$—	$—	$—
2016	16.73	0.10 (4)	0.59	0.69	(0.02)	(0.68)	(0.70)
2015	18.21	— (2)	(0.66)	(0.66)	—	(0.82)	(0.82)
2014	16.09	(0.03)	2.41	2.38	—	(0.26)	(0.26)
2013	13.82	(0.05)	2.36	2.31	—	(0.04)	(0.04)
2012	10.30	(0.08)	3.60	3.52	—	—	—

The accompanying notes are an integral part of the financial statements.
24

Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$20.32	10.96	%**	$17,518	0.91%		0.91%	0.46%	8	%**
18.41	10.58		34,056	0.98	(3)	0.90	0.54	33
16.93	(5.03)		34,963	1.00	(3)	0.95	0.47	30
18.34	13.75	†	13,954	1.00	(3)	0.98	0.13	33
16.28	23.46	†	6,299	1.00		1.06	0.32	45
13.27	31.52	†	3,804	1.00		2.78	0.08	24

$20.12	10.81	%**	$30,163	1.19%		1.19%	0.14%	8	%**
18.20	10.36		30,793	1.17	(3)	1.11	0.37	33
16.77	(5.23)		44,634	1.25	(3)	1.23	0.29	30
18.21	13.44	†	53,293	1.25		1.26	(0.14)	33
16.18	23.15	†	26,221	1.25		1.31	0.06	45
13.21	31.18	†	15,383	1.25		1.74	(0.20)	24

$18.18	8.27	%**	$1,365,866	0.83%		0.83%	0.20%	18	%**
16.82	3.88		1,489,036	0.82		0.82	0.28	24
16.93	(3.52)		1,975,999	0.85		0.85	0.34	24
18.37	15.04		1,700,475	0.88		0.88	0.06	24
16.21	17.15		834,476	0.92	(3)	0.89	(0.06)	20
13.88	34.50	†	279,016	1.00		1.03	(0.40)	24

$18.07	8.07	%**	$50,169	1.13%		1.13%	(0.11)%	18	%**
16.72	4.13	(5)	53,763	0.54	(6)	0.54 (6)	0.58 (7)	24
16.73	(3.83)		111,872	1.16		1.16	(0.02)	24
18.21	14.91		209,457	1.05		1.05	(0.17)	24
16.09	16.79		346,211	1.17	(3)	1.14	(0.32)	20
13.82	34.17	†	173,582	1.25		1.27	(0.64)	24

*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Ratio includes previously waived investment advisory fees recovered.
(4)

The net investment income per share has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the net investment income per share would have been $0.01 per share.

(5)

Total return has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, total return would have been 3.63%.

(6)

The ratio of net expenses to average net assets has been reduced by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net expenses to average net assets would have been 1.08%.

(7)

The ratio of net investment income to average net assets has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net investment income to average net assets would have been 0.04%.

The accompanying notes are an integral part of the financial statements.
25

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2017 (Unaudited), For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments		Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Short Term High Yield Fund
Institutional Class Shares
2017*	$9.78	$0.13	$0.01		$0.14	$(0.13)	$—	$(0.13)
2016	9.78	0.29	—	(10)	0.29	(0.29)	—	(0.29)
2015	9.94	0.33	(0.16)		0.17	(0.33)	—	(0.33)
2014	9.98	0.38	(0.04)		0.34	(0.38)	—	(0.38)
2013	10.01	0.39	(0.07)		0.32	(0.35)	—	(0.35)
2012	9.88	0.44	0.08		0.52	(0.39)	—	(0.39)
Retail Class Shares
2017*	$9.75	$0.11	$0.02		$0.13	$(0.12)	$—	$(0.12)
2016	9.75	0.27	—	(10)	0.27	(0.27)	—	(0.27)
2015	9.92	0.30	(0.16)		0.14	(0.31)	—	(0.31)
2014	9.97	0.36	(0.05)		0.31	(0.36)	—	(0.36)
2013	9.99	0.37	(0.06)		0.31	(0.33)	—	(0.33)
2012	9.88	0.42	0.06		0.48	(0.37)	—	(0.37)
RiverPark Long/Short Opportunity Fund
Institutional Class Shares
2017*	$10.29	$(0.09)	$1.00		$0.91	$—	$—	$—
2016	10.09	(0.18)	0.38		0.20	—	—	—
2015	10.51	(0.15)	(0.27)		(0.42)	—	—	—
2014	10.10	(0.21)	0.62		0.41	—	—	—
2013	10.14	(0.22)	0.27		0.05	—	(0.09)	(0.09)
2012(2)	10.00	(0.13)	0.27		0.14	—	—	—
Retail Class Shares
2017*	$10.21	$(0.11)	$1.00		$0.89	$—	$—	$—
2016	10.03	(0.17)	0.35		0.18	—	—	—
2015	10.46	(0.16)	(0.27)		(0.43)	—	—	—
2014	10.08	(0.22)	0.60		0.38	—	—	—
2013	10.13	(0.23)	0.27		0.04	—	(0.09)	(0.09)
2012(2)	10.04	(0.13)	0.22		0.09	—	—	—

The accompanying notes are an integral part of the financial statements.
26

Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$9.79	1.41	%**	$686,842	0.85%		0.85%	2.65%	103	%**
9.78	3.05		606,510	0.84		0.84	2.98	114
9.78	1.72		666,036	0.87		0.87	3.31	90
9.94	3.48		680,443	0.90		0.90	3.81	195
9.98	3.39		587,334	0.99	(9)	0.94	3.88	390
10.01	5.32	†	100,224	1.00		1.12	4.42	611

$9.76	1.29	%**	$246,155	1.15%		1.15%	2.35%	103	%**
9.75	2.81		275,037	1.08		1.08	2.74	114
9.75	1.47		204,234	1.18		1.18	3.00	90
9.92	3.02		225,058	1.18		1.18	3.62	195
9.97	3.14		285,742	1.25	(9)	1.21	3.75	390
9.99	4.88	†	97,701	1.25		1.32	4.23	611

$11.20	8.84	%**	$94,670	2.96	%(8)	2.96%	(1.78)%	10	%**
10.29	1.98		104,030	3.13	(7)(9)	3.12	(1.75)	40
10.09	(4.00)		97,196	3.01	(6)(9)	3.00	(1.41)	35
10.51	4.06		107,276	3.22	(5)(9)	3.16	(1.99)	59
10.10	0.55	†	26,686	3.46	(4)	3.60	(2.22)	56
10.14	1.40	†	19,994	3.49	(3)	4.12	(2.61)	20

$11.10	8.72	%**	$2,734	3.20	%(8)	3.24%	(2.03)%	10	%**
10.21	1.79		3,824	3.33	(7)(9)	3.31	(1.70)	40
10.03	(4.11)		13,246	3.16	(6)(9)	3.19	(1.55)	35
10.46	3.77		16,194	3.37	(5)(9)	3.29	(2.03)	59
10.08	0.45	†	72,410	3.61	(4)	3.71	(2.32)	56
10.13	0.90	†	4,302	3.68	(3)	4.18	(2.78)	20

*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)

Institutional Class shares commenced operations on March 30, 2012 and Retail Class Shares commenced operations on April 3, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(3)

Dividend expense and stock loan fee totaled 1.64% of average net assets for the year ended September 30, 2012. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(4)

Dividend expense and stock loan fee totaled 1.61% of average net assets for the year ended September 30, 2013. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(5)

Dividend expense and stock loan fee totaled 1.37% of average net assets for the year ended September 30, 2014. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(6)

Dividend expense and stock loan fee totaled 1.16% of average net assets for the year ended September 30, 2015. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(7)

Dividend expense and stock loan fee totaled 1.35% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 1.78% and 1.98%, respectively.

(8)

Dividend expense and stock loan fee totaled 1.35% of average net assets for the period ended March 31, 2017. Had these expenses not been included the ratios would have been 1.76% and 2.00%, respectively.

(9)	Ratios include previously waived investment advisory fees recovered.
(10)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.
27

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2017 (Unaudited), For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
RiverPark Structural Alpha Fund
Institutional Class Shares
2017*	$10.15	$(0.06)	$0.17	$0.11	$—	$(0.15)	$(0.15)
2016(10)	10.13	(0.16)	0.35	0.19	—	(0.17)	(0.17)
2015	10.50	(0.19)	0.23	0.04	—	(0.41)	(0.41)
2014	10.12	(0.18)	0.73	0.55	—	(0.17)	(0.17)
2013(2)	10.00	(0.05)	0.17	0.12	—	—	—
Retail Class Shares
2017*	$10.08	$(0.07)	$0.16	$0.09	$—	$(0.15)	$(0.15)
2016(10)	10.07	(0.19)	0.37	0.18	—	(0.17)	(0.17)
2015	10.47	(0.21)	0.22	0.01	—	(0.41)	(0.41)
2014	10.12	(0.20)	0.72	0.52	—	(0.17)	(0.17)
2013(2)	10.00	(0.05)	0.17	0.12	—	—	—
RiverPark Strategic Income Fund
Institutional Class Shares
2017*	$9.43	$0.29	$0.09	$0.38	$(0.28)	$—	$(0.28)
2016	9.49	0.52	(0.04)	0.48	(0.54)	—	(0.54)
2015	10.26	0.56	(0.72)	(0.16)	(0.60)	(0.01)	(0.61)
2014(3)	10.00	0.59	0.12 (6)	0.71	(0.45)	— (5)	(0.45)
Retail Class Shares
2017*	$9.42	$0.27	$0.09	$0.36	$(0.26)	$—	$(0.26)
2016	9.48	0.49	(0.04)	0.45	(0.51)	—	(0.51)
2015	10.26	0.53	(0.72)	(0.19)	(0.58)	(0.01)	(0.59)
2014(3)	10.00	0.55	0.14 (6)	0.69	(0.43)	— (5)	(0.43)

The accompanying notes are an integral part of the financial statements.
28

Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee		Ratio of Total Expenses to Average Net Assets, Including Dividend Expense and Stock Loan Fee, Excluding Advisor Waiver Recapture		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$10.11	1.12	%†**	$12,488	1.52	%(11)	1.56	%(11)	(1.22	)%(11)	0	%(7)**
10.15	1.89		17,344	1.75	(4)	1.74		(1.59)		0	(7)
10.13	0.46	†	14,646	1.75		1.90		(1.82)		0	(7)
10.50	5.46	†	8,003	1.75		2.22		(1.72)		0	(7)
10.12	1.20	†	8,118	1.75		2.99		(1.73)		0

$10.02	0.93	%†**	$1,294	1.78	%(11)	1.88	%(11)	(1.47	)%(11)	0	%(7)**
10.08	1.80		2,186	2.00		2.09		(1.85)		0	(7)
10.07	0.17	†	3,226	2.00		2.24		(2.07)		0	(7)
10.47	5.16	†	826	2.00		2.56		(1.97)		0	(7)
10.12	1.20	†	885	2.00		3.32		(1.98)		0

$9.53	4.03	%**	$286,549	0.93	%(9)	0.93%		6.13%		33	%**
9.43	5.34		246,474	0.93	(8)	0.93		5.64		69
9.49	(1.63)		247,726	0.90		0.90		5.57		54
10.26	7.16		205,825	0.91		0.91		5.67		61

$9.52	3.91	%**	$370,016	1.25	%(9)	1.25%		5.82%		33	%**
9.42	5.08		361,203	1.24	(8)	1.24		5.32		69
9.48	(1.98)		391,558	1.19		1.19		5.29		54
10.26	6.93		306,131	1.24		1.24		5.29		61

*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)	Commenced operations on June 28, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(3)	Commenced operations on September 30, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(4)	Ratios include previously waived investment advisory fees recovered.
(5)	Amount represents less than $0.01 per share.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(7)	Note that the ratio is zero due to not having any long-term securities.
(8)

Dividend expense and stock loan fee totaled 0.09% of average net assets for the year ended September 30, 2016. Had these expenses not been included the ratios would have been 0.84% and 1.15%, respectively.

(9)

Dividend expense and stock loan fee totaled 0.09% of average net assets for the period ended March 31, 2017. Had these expenses not been included the ratios would have been 0.84% and 1.16%, respectively.

(10)	For the year ended September 30, 2016, the Adviser has recovered previously waived investment advisory fees in the Institutional Class while waiving investment advisory fees in the Retail Class.
(11)	Effective January 1, 2017, the investment advisory fee for the RiverPark Structural Alpha Fund was lowered from 1.40% to 0.90%.

The accompanying notes are an integral part of the financial statements.
29

Financial Highlights For a Share Outstanding Throughout Each Period For the Six Month Period Ended March 31, 2017 (Unaudited), For the Year or Period Ended September 30,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (1)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Distributions of Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Distributions
RiverPark Focused Value Fund
Institutional Class Shares
2017*	$8.01	$0.07	$0.69	$0.76	$(0.07)	$—		$(0.07)
2016(5)	8.56	0.13	(0.63)	(0.50)	(0.05)	—	(4)	(0.05)
2015(2)	10.00	0.07	(1.51)	(1.44)	—	—		—
Retail Class Shares
2017*	$8.00	$0.06	$0.69	$0.75	$(0.05)	$—		$(0.05)
2016(5)	8.56	0.10	(0.63)	(0.53)	(0.03)	—	(4)	(0.03)
2015(2)	10.00	0.05	(1.49)	(1.44)	—	—		—

The accompanying notes are an integral part of the financial statements.
30

Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets, Excluding Advisor Waiver Recapture	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$8.70	9.55	%**	$38,914	0.91	%(3)	0.84%	1.67%	22	%**
8.01	(5.83)		41,803	1.00	(3)	0.97	1.57	26
8.56	(14.40	)†	43,200	1.00		1.25	1.35	14

$8.70	9.38	%**	$648	1.21	%(3)	1.18%	1.48%	22	%**
8.00	(6.14)		411	1.25		1.35	1.29	26
8.56	(14.40	)†	363	1.25		1.60	1.01	14

*	Unless otherwise indicated, all ratios for the period have been annualized.
**	Not annualized.
†	Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
††	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)	Per share data was calculated using average shares for the period.
(2)	Commenced operations on March 31, 2015. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(3)	Ratios include previously waived investment advisory fees recovered.
(4)	Amount represents less than $0.01 per share.
(5)	For the year ended September 30, 2016, the Adviser has recovered previously waived investment advisory fees in the Institutional Class while waiving investment advisory fees in the Retail Class.

The accompanying notes are an integral part of the financial statements.
31

Notes to Financial Statements March 31, 2017 (Unaudited)

1. Organization

RiverPark Funds Trust (the “Trust”), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2017, the Trust was comprised of seven funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund, RiverPark Strategic Income Fund and the RiverPark Focused Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Focused Value Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. The investment objective of the RiverPark Structural Alpha Fund is to seek long-term capital appreciation while exposing investors to less risk than broad stock market indices. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund and RiverPark Focused Value Fund which are both non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees. The RiverPark Short Term High Yield Fund was closed to new investors on June 21, 2013.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Valuation of Investments — Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange (“NYSE”). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis which approximates fair value. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees (“the Board”).

32

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a “business day”). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund’s calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

●	Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 —

Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 —	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedules of Securities Sold Short, Not Yet Purchased, Schedules of Open Options Purchased, Schedules of Open Options Written, open forward currency contracts and list of open swap contracts.

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period. For the six months ended March 31, 2017, there were no significant changes to the Funds’ fair value methodologies.

33

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities Sold Short, Not Yet Purchased — As consistent with the RiverPark Long/Short Opportunity Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. As consistent with the RiverPark Strategic Income Fund’s investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short, not yet purchased by the Fund would not exceed 15% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size on a standalone basis, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will maintain a segregated account with its custodian containing marginable securities. The Funds may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.

Written/Purchased Options — Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options as well as purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund may sell uncovered call and put options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets. The RiverPark Structural Alpha Fund may purchase or sell options or option spreads, so long as the aggregate net notional value does not exceed 125%, and the gross notional value does not exceed 250% of the value of its assets.

An option on a security provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the “premium.” The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or “writer,” however, is potentially unlimited, unless the option is “covered,” which is generally accomplished through the writer’s ownership of the underlying security, in the case of a call option, or the writer’s segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer’s obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

34

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Purchased and written equity and index options transactions entered into during the six months ended March 31, 2017 are summarized as follows:

RiverPark Long/Short Opportunity Fund	Purchased Options		Written Options
	Number of Contracts	Cost	Number of Contracts	Premiums Received
Balance at the beginning of the period	—	$—	—	$—
Written	—	—	1,040	69,636
Purchased	1,040	281,882	—	—
Expired	(1,040)	(281,882)	(1,040)	(69,636)
Balance at the end of the period	—	$—	—	$—

RiverPark Structural Alpha Fund	Purchased Options		Written Options
	Number of Contracts	Cost	Number of Contracts	Premiums Received
Balance at the beginning of the period	136	$1,426,446	236	$1,218,230
Written	—	—	288	553,574
Purchased	262	541,775	—	—
Expired	(78)	(12,151)	(84)	(364,927)
Exercised/Assigned	(84)	(899,568)	(76)	(327,346)
Sold/Covered	(96)	(68,355)	(208)	(255,465)
Balance at the end of the period	140	$988,147	156	$824,066

RiverPark Strategic Income Fund	Purchased Options		Written Options
	Number of Contracts	Cost	Number of Contracts	Premiums Received
Balance at the beginning of the period	500	$93,020	—	$—
Exercised	(500)	(93,020)	—	—
Balance at the end of the period	—	$—	—	$—

Purchased and written options held as of March 31, 2017 are disclosed separately on the Statements of Assets and Liabilities. The realized and unrealized gain (loss) from purchased and written options are disclosed separately on the Statements of Operations.

All purchased and written options have equity risk exposure. Additionally, all purchased and written options held as of March 31, 2017 are exchange-traded and therefore no right of offset exists.

Swap Agreements — The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund’s restrictions on investments in foreign securities.

35

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund’s ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or monthly during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the swap contract.

All swaps held by the RiverPark Long/Short Opportunity Fund during the six months ended March 31, 2017 had equity risk exposure.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Monthly reset payments on the total return swap are inclusive of interest, commissions and dividends which are recorded as part of the net realized gains and losses in the Statement of Operations. Net realized gain on swap contracts was $1,426,148 for the six months ended March 31, 2017. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of March 31, 2017. The total return swaps that the RiverPark Long/Short Opportunity Fund transacts in are subject to a netting arrangement.

36

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Total return swap transactions entered into during the six months ended March 31, 2017 are summarized as follows:

RiverPark Long/Short Opportunity Fund	Total Return Swaps
Number of Contracts
Swap contracts outstanding at the beginning of the period	444,287
Opened	126,005
Closed	(62,208)
Swap contracts outstanding at the end of the period	508,084

This turnover is inclusive of monthly swap resets, swap expirations and swap transactions with the counterparty. The open swap contracts are collateralized by $1,300,000 in cash.

Futures and Options on Futures on Stock Indices — The RiverPark Structural Alpha Fund intends to use futures and may use options on futures. The use of futures involves the risk that the futures contract may temporarily not correlate with the underlying index on which it is based. Additionally, futures contracts are leveraged vehicles where limited amounts of capital can expose the Fund to significant exposure to changes in the underlying index. Options on futures involve the risks associated with futures as well as the risks associated with using index options. When options are purchased over-the-counter, the Fund will bear the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions. At March 31, 2017 the options contracts were fully collateralized by $8,485,777 in securities pledged and $1,711,805 in cash.

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. Such unrealized is included as a component of the net assets on the Statement of Assets and Liabilities. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. As of March 31, 2017, the RiverPark Structural Alpha Fund has open futures contracts and during the six months ended, all futures contracts held had equity risk exposure. For the six months ended March 31, 2017, the total amount of all open futures contracts, as presented in the Schedule of Investments, are representative of the volume of activity during the period. The realized and unrealized gain (loss) from futures contracts are disclosed separately on the Statements of Operations. Additionally, all futures contracts held are exchange-traded and therefore no right of offset exists. In addition to the $8,485,777 in collateral noted on the Schedule of Investments for the open option contracts, the futures contracts were also collateralized by $866,925 in cash.

37

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds’ shares. Dividends from MLPs are recorded on the ex-dividend date.

Investment Transactions — Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments — Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

38

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund’s do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts (“forward contracts”) in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk — the risk of loss due to a decline in the value of the hedged currencies — at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2017, the RiverPark Strategic Income Fund held forward contracts as currency hedges against foreign bonds. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. In accordance with this policy, unrealized appreciation and depreciation as of March 31, 2017 are presented in unrealized appreciation or unrealized depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and unrealized gains (losses) on forward contracts are disclosed separately on the Statements of Operations. For the six months ended March 31, 2017, the total amount of open forward foreign currency contracts, as presented in the RiverPark Strategic Income Fund’s Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

The forward foreign currency contracts held by the RiverPark Strategic Income Fund during the six months ended March 31, 2017 had currency risk exposure.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

39

Notes to Financial Statements March 31, 2017 (Unaudited)

2. Summary of Significant Accounting Policies (continued)

Income Taxes — Each Fund intends to qualify or continue to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2017, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any significant interest or penalties.

3. Derivative Transactions

The fair value of derivative instruments as of March 31, 2017:

Statement of Assets and Liabilities
Fund	Location	Asset Derivatives	Liability Derivatives
RiverPark Structural Alpha Fund
Equity contracts (Equity Risk)
Purchased Options	Purchased Options, at value	$1,816	$—
Written Options	Written Options, at value	—	(996)
Index Futures Contracts	Receivable for variation margin	8	—
		$1,824	$(996)

RiverPark Strategic Income Fund
Foreign exchange contracts (Currency Risk)
Forward contracts	Unrealized depreciation on forward foreign currency contracts	$—	$(35)
		$—	$(35)

40

Notes to Financial Statements March 31, 2017 (Unaudited)

3. Derivative Transactions (continued)

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2017 was as follows:

The amount of net realized gain (loss) and change in unrealized appreciation (depreciation) on derivatives:

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
RiverPark Long/Short Opportunity Fund
Equity contracts (Equity Risk)
Purchased Options	$(282)	$—	$(282)
Written Options	70	—	70
Swaps Contracts	1,426	— *	1,426
	$1,214	$—	$1,214

RiverPark Structural Alpha Fund
Equity contracts (Equity Risk)
Purchased Options	$1,109	$387	$1,496
Written Options	(270)	(365)	(635)
Futures Contracts	(573)	—	(573)
	$266	$22	$288

RiverPark Strategic Income Fund
Equity contracts (Equity Risk)
Purchased Options	$—	$(41)	$(41)
Foreign exchange contracts (Currency Risk)
Forward Foreign Currency Contracts	225	(59)	166
	$225	$(100)	$125

*	As of September 30, 2016 and March 31, 2017, due to the nature of the monthly reset, the net unrealized on swap contracts was $0 for the RiverPark Long/Short Opportunity Fund.

4. Agreements

Investment Advisory Agreement — RiverPark Advisors, LLC (“RiverPark”) serves as the Funds’ investment adviser (the “Adviser”). The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2018 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, not yet purchased, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, certain levels as set forth below.

41

Notes to Financial Statements March 31, 2017 (Unaudited)

4. Agreements (continued)

The table below shows the rate of each Fund’s investment advisory fee and the Adviser’s contractual expense limitation for each Fund:

Fund	Advisory Fee Before Contractual Fee Reduction	Expense Limitation (Institutional Class)	Expense Limitation (Retail Class)	Expense Limitation (Class C)**
RiverPark Large Growth Fund	0.65%	1.00%	1.25%	2.00%
RiverPark/Wedgewood Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Short Term High Yield Fund	0.65%	1.00%	1.25%	N/A
RiverPark Long/Short Opportunity Fund	1.50%	1.85%	2.00%	2.85%
RiverPark Structural Alpha Fund*	0.90%	1.25%	1.50%	2.25%
RiverPark Strategic Income Fund	0.65%	1.00%	1.25%	2.00%
RiverPark Focused Value Fund	0.65%	1.00%	1.25%	2.00%

*

Effective January 1, 2017, the investment advisory fee for the RiverPark Structural Alpha Fund was lowered from 1.40% to 0.90%. Effective January 1, 2017 the Expense Limitations were lowered from 1.75% to 1.25% for the Institutional Class Shares, 2.00% to 1.50% for the Retail Class Shares and 2.75% to 2.25% for the Class C Shares of the Fund’s average net assets.

**	Class C Shares are not currently being offered for sale to investors.

The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect until January 31, 2018 unless the Board approves its modification or termination. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rates in the above table.

For the six months ended March 31, 2017, the Adviser fee waiver analysis is as follows:

Fund	Unexpired Fee Waivers at September 30, 2016	Fees Waived for the Period Ended March 31, 2017	Fees Recaptured for the Period Ended March 31, 2017	Fee Waivers Expired for the Period Ended March 31, 2017	Unexpired Fee Waivers at March 31, 2017
RiverPark Long/Short Opportunity Fund	$—	$687	$—	$—	$687
RiverPark Structural Alpha Fund	73,396	3,357	—	—	76,753
RiverPark Focused Value Fund	15,289	—	(15,289)	—	—

As of March 31, 2017, the Adviser may in the future seek reimbursement of previously waived fees for the Funds as follows:

Fund	Expiring 2017	Expiring 2018	Expiring 2019	Expiring 2020	Total
RiverPark Long/Short Opportunity Fund	$—	$—	$—	$687	$687
RiverPark Structural Alpha Fund	49,797	21,181	2,418	3,357	76,753

42

Notes to Financial Statements March 31, 2017 (Unaudited)

4. Agreements (continued)

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund. The Adviser has discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions.

RiverPark oversees the day-to-day portfolio management services provided by the following sub-advisers:

Fund	Investment Sub-Adviser
RiverPark/Wedgewood Fund	Wedgewood Partners, Inc.
RiverPark Short Term High Yield Fund	Cohanzick Management, LLC
RiverPark Strategic Income Fund	Cohanzick Management, LLC

The discretion to purchase and sell securities in accordance with these Funds’ objectives, policies, and restrictions has been delegated by the Adviser to Wedgewood Partners, Inc. (“Wedgewood”) and Cohanzick Management, LLC with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners, and Wedgewood owns 2.5% of RiverPark’s holding company. For its services as sub-adviser to the RiverPark/Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark’s adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of RiverPark/Wedgewood Fund’s average net assets in excess of $50,000,000.

Administrator, Custodian and Transfer Agent — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. For the six months ended March 31, 2017, the Funds were charged $899,625 for these services.

Brown Brothers Harriman & Co. (the “Custodian”) serves as the Funds’ custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the Transfer Agent”) serves as the Funds’ transfer agent pursuant to an Agency Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the “Distributor”) serves as the Funds’ distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2017, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

43

Notes to Financial Statements March 31, 2017 (Unaudited)

4. Agreements (continued)

Other — Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

5. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the six months ended March 31, 2017, were as follows:

Fund	Purchases (000)	Proceeds from Sales and Maturities (000)
RiverPark Large Growth Fund	$4,394	$26,501
RiverPark/Wedgewood Fund	246,450	479,578
RiverPark Short Term High Yield Fund	1,519,998	355,126
RiverPark Long/Short Opportunity Fund	9,931	26,988
RiverPark Structural Alpha Fund	—	—
RiverPark Strategic Income Fund	190,902	207,224
RiverPark Focused Value Fund	8,320	11,599

There were no purchases or sales of long-term U.S. Government securities for the six months ended March 31, 2017.

6. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

44

Notes to Financial Statements March 31, 2017 (Unaudited)

6. Federal Tax Information (continued)

The tax character of dividends and distributions declared during the last two years ended September 30, 2016 was as follows (000):

Fund	Ordinary Income	Long-Term Capital Gain	Total
RiverPark Large Growth Fund
2016	$1	$1,340	$1,341
2015	1,093	769	1,862
RiverPark/Wedgewood Fund
2016	11,249	78,730	89,979
2015	32,481	55,333	87,814
RiverPark Short Term High Yield Fund
2016	24,991	—	24,991
2015	29,126	—	29,126
RiverPark Structural Alpha Fund
2016	—	318	318
2015	79	297	376
RiverPark Strategic Income Fund
2016	33,527	—	33,527
2015	36,809	—	36,809
RiverPark Focused Value Fund
2016	275	—	275

There were no distributions declared during the last two years or periods ended September 30 in the RiverPark Long/Short Opportunity Fund.

As of September 30, 2016, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Post-October Losses	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Current Year Loss Deferral	Total Distributable Earnings (Accumulated Losses)
RiverPark Large Growth Fund	$235	$—	$(622)	$(705)	$11,466	$—	$—	$10,374
RiverPark/Wedgewood Fund	1,404	—	(30,109)	(118,978)	270,259	—	—	122,576
RiverPark Short Term High Yield Fund	81	—	(11,203)	(8,099)	(543)	—	—	(19,764)
RiverPark Long/Short Opportunity Fund	—	—	(1,860)	(2,394)	14,646	(1,251)	(783)	8,358
RiverPark Structural Alpha Fund	—	221	—	—	2	—	(228)	(5)
RiverPark Strategic Income Fund	54	—	(12,819)	(27,420)	(15,670)	(23)	—	(55,878)
RiverPark Focused Value Fund	281	—	(252)	(246)	(7,584)	—	—	(7,801)

45

Notes to Financial Statements March 31, 2017 (Unaudited)

6. Federal Tax Information (continued)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through September 30, 2016, that, in accordance with Federal income tax regulations, the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund, the RiverPark Short Term High Yield Fund, the RiverPark Long/Short Opportunity Fund, the RiverPark Strategic Income Fund and RiverPark Focused Value Fund elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2016 through September 30, 2016 and specified losses realized on investment transactions from November 1, 2015 through September 30, 2016. The RiverPark Long/Short Opportunity Fund and the RiverPark Structural Alpha Fund elect to defer the late-year loss and to treat it as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provisions are as follows (000):

Fund	Short Term Loss	Long Term Loss	Total
RiverPark Large Growth Fund	$451	$171	$622
RiverPark/Wedgewood Fund	2,326	27,783	30,109
RiverPark Short Term High Yield Fund	10,598	605	11,203
RiverPark Long/Short Opportunity Fund	1,860	—	1,860
RiverPark Strategic Income Fund	5,481	7,338	12,819
RiverPark Focused Value Fund	252	—	252

During the year ended September 30, 2016, the following Funds utilized capital loss carryforwards to offset capital gains as follows (000):

Fund	Short Term Loss	Long Term Loss	Total
RiverPark Long/Short Opportunity Fund	$3,524	$—	$3,524

46

Notes to Financial Statements March 31, 2017 (Unaudited)

6. Federal Tax Information (continued)

For federal income tax purposes, the cost of investments owned at March 31, 2017 and the net realized gains or losses on securities sold for the period could be different from amounts reported for financial reporting purposes, due to partnership basis adjustments and book versus tax adjustments such as wash sales which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short, not yet purchased and purchased and written options, at March 31, 2017, were as follows (000):

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RiverPark Large Growth Fund	$32,967	$16,174	$(1,582)	$14,592
RiverPark/Wedgewood Fund	999,044	347,872	(7,456)	340,416
RiverPark Short Term High Yield Fund	889,898	1,895	(1,433)	462
RiverPark Long/Short Opportunity Fund	66,263	32,190	(2,225)	29,965
RiverPark Structural Alpha Fund	8,488	—	(2)	(2)
RiverPark Strategic Income Fund	630,252	6,362	(14,649)	(8,287)
RiverPark Focused Value Fund	38,188	3,212	(4,275)	(1,063)

7. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments that are or are rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

47

Notes to Financial Statements March 31, 2017 (Unaudited)

7. Risks (continued)

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will recognize a loss. The risk on a standalone or unhedged short sale is unlimited because the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund’s trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a “naked” call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a “naked” put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

48

Notes to Financial Statements March 31, 2017 (Unaudited)

7. Risks (continued)

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. As a registered investment company, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other approved measures to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC’s positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Furthermore, the swap counterparty’s obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund settles swap agreements at least monthly.

A more complete description of risks is included in each Fund’s prospectus and SAI.

49

Notes to Financial Statements March 31, 2017 (Unaudited)

8. Other

As of March 31, 2017, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
RiverPark Large Growth Fund
Institutional Class Shares	73%
Retail Class Shares	89%
RiverPark/Wedgewood Fund
Institutional Class Shares	59%
Retail Class Shares	72%
RiverPark Short Term High Yield Fund
Institutional Class Shares	72%
Retail Class Shares	93%
RiverPark Long/Short Opportunity Fund
Institutional Class Shares	79%
Retail Class Shares	83%
RiverPark Structural Alpha Fund
Institutional Class Shares	41%
Retail Class Shares	94%
RiverPark Strategic Income Fund
Institutional Class Shares	70%
Retail Class Shares	88%
RiverPark Focused Value Fund
Institutional Class Shares	84%
Retail Class Shares	89%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

9. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

50

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Large Growth Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,109.60	0.91%	$4.79
Hypothetical 5% Return	1,000.00	1,020.39	0.91	4.58
RiverPark Large Growth Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,108.10	1.19	6.25
Hypothetical 5% Return	1,000.00	1,019.00	1.19	5.99
RiverPark/Wedgewood Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,082.70	0.83	4.31
Hypothetical 5% Return	1,000.00	1,020.79	0.83	4.18

51

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark/Wedgewood Fund — Retail Class Shares
Actual Fund Return	$1,000.00	$1,080.70	1.13%	$5.86
Hypothetical 5% Return	1,000.00	1,019.30	1.13	5.69
RiverPark Short Term High Yield Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,014.10	0.85	4.27
Hypothetical 5% Return	1,000.00	1,020.69	0.85	4.28
RiverPark Short Term High Yield Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,012.90	1.15	5.77
Hypothetical 5% Return	1,000.00	1,019.20	1.15	5.79
RiverPark Long/Short Opportunity Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,088.40	2.96†	15.41
Hypothetical 5% Return	1,000.00	1,010.17	2.96	14.83
RiverPark Long/Short Opportunity Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,087.20	3.20†	16.65
Hypothetical 5% Return	1,000.00	1,008.98	3.20	16.03
RiverPark Structural Alpha Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,011.20	1.52(1)	7.62
Hypothetical 5% Return	1,000.00	1,017.35	1.52	7.64
RiverPark Structural Alpha Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,009.30	1.78(1)	8.92
Hypothetical 5% Return	1,000.00	1,016.06	1.78	8.95
RiverPark Strategic Income Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,040.30	0.93††	4.73
Hypothetical 5% Return	1,000.00	1,020.29	0.93	4.68
RiverPark Strategic Income Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,039.10	1.25††	6.35
Hypothetical 5% Return	1,000.00	1,018.70	1.25	6.29

52

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 10/1/16	Ending Account Value 3/31/17	Net Annualized Expense Ratios	Expenses Paid During Period*
RiverPark Focused Value Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,095.50	0.91%	$4.75
Hypothetical 5% Return	1,000.00	1,020.39	0.91	4.58
RiverPark Focused Value Fund — Retail Class Shares
Actual Fund Return	1,000.00	1,093.80	1.21	6.32
Hypothetical 5% Return	1,000.00	1,018.90	1.21	6.09

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†

The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period. Annualized dividend expense and stock loan fees of average net assets totaled 1.20%. Had these expenses not been included the ratios would have been 1.76% and 2.00%, respectively.

††

The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period. Annualized dividend expense and stock loan fees of average net assets totaled 0.09%. Had these expenses not been included the ratios would have been 0.84% and 1.16%, respectively.

(1)	Effective January 1, 2017, the investment advisory fee for the RiverPark Structural Alpha Fund was lowered from 1.40% to 0.90%.

53

INVESTMENT ADVISER

RiverPark Advisors, LLC

156 West 56th Street, 17th Floor

New York, New York 10019

CUSTODIAN

Brown Brothers Harriman & Co.

40 Wateer Street

Boston, Massachusetts 02109

PRIME BROKERS:

Goldman Sachs & Co.

200 West Street, 3rd Floor

New York, NY 10282

Interactive Brokers LLC

209 South LaSalle Street

Suite 1000

Chicago, IL 60604

TRANSFER AGENT

DST Systems, Inc.

333 West 11th Street, 5th Floor

Kansas City, Missouri 64105

ADMINISTRATOR

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio 44115

DISTRIBUTOR

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

FUND COUNSEL

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174-0208

This information must be preceded or accompanied by a
current prospectus for the Trust.

RPF-SA-001-0700

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: June 9, 2017

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: June 9, 2017

*	Print the name and title of each signing officer under his or her signature.